Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.8%)
Verizon Communications, Inc.	61,764	2,802
The Walt Disney Co.	17,518	1,729

Total		4,531

Consumer Discretionary (1.4%)
Aptiv PLC *	15,752	937
Mohawk Industries, Inc. *	12,249	1,399

Total		2,336

Consumer Staples (12.6%)
Conagra Brands, Inc.	43,934	1,172
Dollar Tree, Inc. *	11,884	892
The Estee Lauder Cos., Inc. - Class A	37,602	2,482
General Mills, Inc.	26,748	1,599
Heineken Holding NV	30,811	2,237
Kenvue, Inc.	89,102	2,137
Kimberly-Clark Corp.	9,775	1,390
Koninklijke Ahold Delhaize NV	23,762	888
Mondelez International, Inc.	32,618	2,213
Pernod Ricard SA	19,699	1,957
Reckitt Benckiser Group PLC	18,066	1,221
Unilever PLC, ADR	41,416	2,466

Total		20,654

Energy (7.7%)
Baker Hughes Co.	30,376	1,335
Chevron Corp.	4,911	822
Coterra Energy, Inc.	43,806	1,266
Enterprise Products Partners LP	72,667	2,481
Exxon Mobil Corp.	33,905	4,032
Shell PLC	49,009	1,784
TotalEnergies SE, ADR	12,079	781

Total		12,501

Financials (21.9%)
The Allstate Corp.	10,201	2,112
The Bank of New York Mellon Corp.	27,966	2,345
Berkshire Hathaway, Inc. - Class B *	6,499	3,461
BlackRock, Inc.	3,515	3,327
The Charles Schwab Corp.	47,332	3,705
Chubb, Ltd.	3,017	911
Equity Residential	28,951	2,072
JPMorgan Chase & Co.	23,810	5,841
MetLife, Inc.	11,870	953
Northern Trust Corp.	16,762	1,654
Truist Financial Corp.	82,814	3,408

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
U.S. Bancorp	78,058	3,296
Willis Towers Watson PLC	8,218	2,777

Total		35,862

Health Care (19.5%)
Becton Dickinson and Co.	13,993	3,205
Centene Corp. *	17,682	1,073
CVS Health Corp.	20,037	1,358
Henry Schein, Inc. *	32,743	2,243
IQVIA Holdings, Inc. *	13,429	2,368
Johnson & Johnson	36,928	6,124
Medtronic PLC	52,485	4,716
Merck & Co., Inc.	18,742	1,682
Quest Diagnostics, Inc.	5,896	998
Roche Holding AG	3,535	1,162
UnitedHealth Group, Inc.	2,341	1,226
Universal Health Services, Inc. - Class B	4,405	828
Zimmer Biomet Holdings, Inc.	43,895	4,968

Total		31,951

Industrials (11.9%)
A.O. Smith Corp.	19,312	1,262
Dover Corp.	6,773	1,190
Emerson Electric Co.	8,539	936
MSC Industrial Direct Co., Inc.	21,430	1,664
Norfolk Southern Corp.	16,804	3,980
nVent Electric PLC	31,723	1,663
Oshkosh Corp.	17,501	1,647
RTX Corp.	19,340	2,562
Siemens AG	4,655	1,068
Southwest Airlines Co.	23,982	805
United Parcel Service, Inc. - Class B	24,929	2,742

Total		19,519

Information Technology (8.4%)
Amdocs, Ltd.	21,724	1,988
Analog Devices, Inc.	10,080	2,033
Cisco Systems, Inc.	52,538	3,242
Cognizant Technology Solutions Corp.	12,868	984
F5, Inc. *	6,500	1,731
ON Semiconductor Corp. *	25,578	1,041
QUALCOMM, Inc.	6,874	1,056
TE Connectivity PLC	11,245	1,589

Total		13,664

Common Stocks (97.5%)	Shares/ Par +	Value $ (000’s)
Materials (4.5%)
Akzo Nobel NV	12,888	795
CRH PLC	11,776	1,036
Graphic Packaging Holding Co.	97,467	2,530
Martin Marietta Materials, Inc.	2,172	1,038
PPG Industries, Inc.	10,030	1,097
Reliance, Inc.	2,984	862

Total		7,358

Real Estate (1.8%)
American Tower Corp.	9,740	2,119
Realty Income Corp.	14,672	851

Total		2,970

Utilities (5.0%)
Duke Energy Corp.	26,136	3,188
Eversource Energy	26,011	1,615
Xcel Energy, Inc.	46,869	3,318

Total		8,121

Total Common Stocks (Cost: $148,141)		159,467

Total Investments (97.5%) (Cost: $148,141)@		159,467

Other Assets, Less Liabilities (2.5%)		4,079

Net Assets (100.0%)		163,546

Large Company Value Portfolio

Over the Counter Derivatives

Forward Foreign Currency Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Bank of America NA	CHF	29	34	6/27/25	$—	$	—π	$	—π
Buy	Morgan Stanley Capital Services LLC	CHF	30	35	6/27/25	—		—π		—π
Sell	Morgan Stanley Capital Services LLC	CHF	944	1,079	6/27/25	4		—		4
Buy	Goldman Sachs International	EUR	168	182	6/27/25	—		—π		—π
Sell	Morgan Stanley Capital Services LLC	EUR	6,312	6,858	6/27/25	21		—		21
Sell	Bank of America NA	GBP	3,523	4,550	6/27/25	9		—		9

						$34	$	—π		$34

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Foreign Currency Contracts	Swaps	Total	Forward Foreign Currency Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$34	—	$34	—	—	—	—

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $148,141 and the net unrealized appreciation of investments based on that cost was $11,360 which is comprised of $18,711 aggregate gross unrealized appreciation and $7,351 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

π	Amount is less than one thousand.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks
Consumer Staples	$14,351		$6,303	$—
Energy	10,717		1,784	—
Health Care	30,789		1,162	—
Industrials	18,451		1,068	—
Materials	6,563		795	—
All Others	67,484		—	—
Other Financial Instruments^
Forward Foreign Currency Contracts	—		34	—

Total Assets:	$148,355		$11,146	$—

Liabilities:
Other Financial Instruments^
Forward Foreign Currency Contracts	—		—π	—

Total Liabilities:	$—	$	—π	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand